INTANGIBLE ASSETS AND GOODWILL - Goodwill (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
INTANGIBLE ASSETS AND GOODWILL
Goodwill	$ 2,484,200
Impairment of goodwill	$ 0